Derivative Liabilities (Details 2)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	0.49%
Expected volatility	113.00%
Remaining term	9 months 29 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	1.06%
Expected volatility	115.00%
Remaining term	3 years